Net Loss From Continuing Operations - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) From Continuing Operations [Abstract]
Interest on borrowings	$ 6,672	$ 4,713	$ 2,945
Interest on bonds payable	3,886	4,460	5,496
Interest on lease liabilities	530	581	591
Finance costs	$ 11,088	$ 9,754	$ 9,032